EQ ADVISORS TRUSTSM

Multimanager Technology Portfolio

SUPPLEMENT DATED AUGUST 27, 2020 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information about a change to the target allocations described in the investment strategy of the Multimanager Technology Portfolio (the “Portfolio”) and related changes to the Portfolio’s fees and expenses.

Effective August 31, 2020, the Portfolio’s Summary Prospectus — Class IA and IB Shares, Summary Prospectus — Class IA, IB and K Shares, and Prospectus are amended by deleting the second paragraph in the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” and replacing it with the following paragraph:

Equitable Investment Management Group, LLC (the “Adviser”) will generally allocate the Portfolio’s assets among three or more Sub-Advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one or more portions of the Portfolio will be actively managed (“Active Allocated Portions”), one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”), and another portion of the Portfolio will seek to track the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Adviser allocates approximately 50% of the Portfolio’s net assets among the Active Allocated Portions, approximately 30% of the Portfolio’s net assets to the ETF Allocated Portion, and approximately 20% of the Portfolio’s net assets to the Index Allocated Portion. These percentages are targets established by the Adviser; actual allocations to the Active Allocated Portions and Index Allocated Portion may deviate from these targets by up to 20% of the Portfolio’s net assets, and the actual allocation to the ETF Allocated Portion may deviate from the target by up to 5% of the Portfolio’s net assets.

Effective August 31, 2020, the Portfolio’s Summary Prospectus — Class IA and IB Shares is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class IA Shares	Class IB Shares
Management Fee*	0.93%	0.93%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Portfolio Operating Expenses	1.40%	1.40%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.25%
*	Management Fee has been restated to reflect the current fee.
†

Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.18% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$127	$428	$752	$1,667
Class IB Shares	$127	$428	$752	$1,667

Effective August 31, 2020, the Portfolio’s Summary Prospectus — Class IA, IB and K Shares and Prospectus are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Multimanager Technology Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee*	0.93%	0.93%	0.93%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	1.40%	1.40%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.25%	1.00%
*	Management Fee has been restated to reflect the current fee.
†	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.18% for Class IA and Class IB shares and 0.93% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser any time after April 30, 2022. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$127	$428	$752	$1,667
Class IB Shares	$127	$428	$752	$1,667
Class K Shares	$102	$350	$618	$1,384

Effective August 31, 2020, the section of the Prospectus entitled “Expense Limitation Agreement” is amended by replacing the information for the Multimanager Technology Portfolio in the first paragraph and the table with the following information:

In the interest of limiting through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of the Multimanager Technology Portfolio, the Adviser has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Adviser has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) as a percentage of average daily net assets, do not exceed the following respective expense ratios:

Expense Limitation Provision

	Total Expenses Limited to (% of average daily net assets)
Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Multimanager Technology*	1.18%	1.18%	0.93%
*	Effective August 31, 2020